Cover Page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	S-11
Entity Registrant Name	Janus Living, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002100805
Amendment Flag	false